DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2019
DEBENTURES
Schedule of debentures

	General	Quantity as of December 31, 2019
Issuance	Meeting	Issued	Held in treasury	Maturity	2019	2018
3rd- A and B	May 27,1982	—	—	June 1, 2021	—	18,871
7th	July 14, 1982	—	—	July 1, 2022	—	1,102
8th	November 11, 1982	—	—	May 2, 2023	—	8,080
9th	June 10, 1983	—	—	September 1, 2024	—	2,349
11th - A and B	June 29, 1990	—	—	June 1, 2020	—	5,716
15th	November 09, 2018	1,500,000	—	November 21, 2022	1,504,436	1,502,755
16th - A	April 25, 2019	600,000	—	May 6, 2023	602,847	—
16th - B	April 25, 2019	800,000	—	May 6, 2026	803,761	—
Total Consolidated					2,911,044	1,538,873

Current					18,015	2,755
Non-current					2,893,029	1,536,118

Schedule of amortization of long term debentures

	2019	2018
2020	—	5,716
2021	—	18,871
2022	1,496,591	1,501,102
2023	598,530	8,080
2024	—	2,349
2025 on	797,908	—
	2,893,029	1,536,118